ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
4.	ACQUISITION

On February 26, 2010, the Group entered into an agreement with Beijing Shi Xun Hu Lian Technology Co, Ltd. (“Beijing Shi Xun”), a related party of the Group, to acquire its 90% equity interest in Guangdong R&D for a cash consideration of $396. On the same day, the Group entered into an agreement with the holder of the remaining 10% equity interest in Guangdong R&D, an independent third party of the Group, for a cash consideration of $44. Guangdong R&D is a china-based company with limited operation. The purpose of the acquisition is to use this company to conduct research and development in TV digitalization. These transactions were closed on February 28, 2010 and Guangdong R&D became a wholly owned subsidiary of the Group after March 2010.

The transaction was accounted for as a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was allocated to assets acquired as of the date of acquisition as follows:

Fair value of net asset acquired	$440

Total consideration	$440

No intangible assets and goodwill were recognized.

It is not practical without unreasonable efforts to present the supplemental unaudited pro form results of operations of the Group for the year ended December 31, 2010 assuming that the acquisition of Guangdong R&D had been completed on January 1, 2010.